Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
23. Other Current Liabilities
Other Current Liabilities

As at	December 31	December 31
millions of Canadian dollars	2019	2018
Accrued charges	$147	$154
Accrued interest on long-term debt	77	93
Pension and post-retirement liabilities (note 20)	22	31
Sales and other taxes payable	13	9
Income tax payable	1	6
Other	73	135
	$333	$428